Form N-1A Cover	Apr. 29, 2025
Prospectus [Line Items]
Document Effective Date	May 01, 2025
Document Creation Date	Apr. 29, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	0000797136
Entity Investment Company Type	N-1A
Document Period End Date	May 01, 2025
Prospectus Date	May 01, 2025